UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010


Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Morgens Waterfall Vintiadis & Company Inc.
Address:  600 Fifth Avenue
          New York, NY 10020


13 File Number: 28-04599


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H Morgens
Title:     Chairman
Phone:     212-218-4100

Signature, Place and Date of Signing:

/s/Edwin H Morgens                  New York, New York       November 8, 2010
---------------------------      -----------------------     ------------------
    [Signature]                         [City/State]                  [Date]

Report Type (Check only one.):

[ X ]   13F Holdings Report.

[   ]   13F Notice.

[   ]   13F Combination Report.

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $78,728


List of Other Included Managers:  None

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

           COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7         COLUMN 8
                                                           VALUE   SHRS OR     SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS     CUSIP  (X$1000)   PRN AMT     PRN  CALL   DISCRETION  MANAGER   SOLE   SHARED NONE
ALPHA NATURAL RESOURCES INC  COM             02076X102     1,646      40,000   SH             SOLE               40,000   0     0
ALTERA CORP                  COM             021441100     1,056      35,000   SH             SOLE               35,000   0     0
AMERICAN TOWER CORP          CL A            029912201     3,588      70,000   SH             SOLE               70,000   0     0
AMGEN INC                    COM             031162100     1,653      30,000   SH             SOLE               30,000   0     0
AMYLIN PHARMACEUTICALS INC   COM             032346108       209      10,000   SH             SOLE               10,000   0     0
ANADARKO PETE CORP           COM             032511107     4,279      75,000   SH             SOLE               75,000   0     0
APPLE INC                    COM             037833100     5,959      21,000   SH             SOLE               21,000   0     0
CALPINE CORP                 COM NEW         131347304     3,735     300,000   SH             SOLE              300,000   0     0
CELGENE CORP                 COM             151020104     2,304      40,000   SH             SOLE               40,000   0     0
CLIFFS NATURAL RESOURCES INC COM             18683K101     4,474      70,000   SH             SOLE               70,000   0     0
DUSA PHARMACEUTICALS INC     COM             266898105     5,145   2,100,000   SH             SOLE            2,100,000   0     0
EMERGENCY MEDICAL SVCS CORP  CL A            29100P102     1,598      30,000   SH             SOLE               30,000   0     0
F5 NETWORKS INC              COM             315616102       571       5,500   SH             SOLE                5,500   0     0
FREEPORT-MCMORAN COPPER & GO COM             35671D857     3,843      45,000   SH             SOLE               45,000   0     0
INSULET CORP                 COM             45784P101     4,949     350,000   SH             SOLE              350,000   0     0
IPC THE HOSPITALIST CO INC   COM             44984A105     2,457      90,000   SH             SOLE               90,000   0     0
MGM RESORTS INTERNATIONAL    COM             552953101     1,692     150,000   SH             SOLE              150,000   0     0
MICRON TECHNOLOGY INC        COM             595112103     1,082     150,000   SH             SOLE              150,000   0     0
MOTOROLA INC                 COM             620076109     5,971     700,000   SH             SOLE              700,000   0     0
NATIONAL OILWELL VARCO INC   COM             637071101     3,780      85,000   SH             SOLE               85,000   0     0
NETAPP INC                   COM             64110D104     1,145      23,000   SH             SOLE               23,000   0     0
PEABODY ENERGY CORP          COM             704549104     1,960      40,000   SH             SOLE               40,000   0     0
QUALCOMM INC                 COM             747525103     3,613      80,000   SH             SOLE               80,000   0     0
RANGE RES CORP               COM             75281A109     1,907      50,000   SH             SOLE               50,000   0     0
SEADRILL LIMITED             SHS             G7945E105     2,174      75,000   SH             SOLE               75,000   0     0
SKYWORKS SOLUTIONS INC       COM             83088M102     2,646     128,000   SH             SOLE              128,000   0     0
SPANSION INC                 COM CL A NEW    84649R200     1,497     100,000   SH             SOLE              100,000   0     0
TERRESTAR CORP               COM             881451108       332   2,655,728   SH             SOLE            2,655,728   0     0
VMWARE INC                   CL A COM        928563402     1,019      12,000   SH             SOLE               12,000   0     0
ZHONGPIN INC                 COM             98952K107     2,444     150,000   SH             SOLE              150,000   0     0
